Earnings per share	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Earnings per share
29.	Earnings per share

29.1.	Basic

Basic earnings per common share is computed by dividing net income for the year by the weighted average number of shares outstanding during the period, excluding shares acquired by the Company and held in Treasury.

	12.31.2018	12.31.2017	12.31.2016
		(Restated)	(Restated)
Net income attributable to owners of Embraer	(178.2)	264.0	178.6

	(178.2)	264.0	178.6

Weighted average number of shares (in thousands)	734,065	734,264	735,571
Basic earnings per share—U.S. dollars	(0.24)	0.36	0.24

29.2.	Diluted

Diluted earnings per share are calculated by adjusting the weighted average number of common shares outstanding to assume conversion of all potentially dilutive shares. The Company has only one category of potentially dilutive shares, namely share purchase options. A calculation is made in respect of these share purchase options to determine the number of shares that could be acquired at fair value (determined as the average market price of the Company’s share), based on the monetary value of subscription rights tied to the share purchase options in circulation. The number of shares calculated as described above is compared with the number of shares issued, assuming the exercise of share purchase options.

	12.31.2018	12.31.2017	12.31.2016
		(Restated)	(Restated)
Net income attributable to owners of Embraer	(178.2)	264.0	178.6

	(178.2)	264.0	178.6

Weighted average number of shares (in thousands)	734,065	734,264	735,571
Dilution for the issuance of stock options (in thousands) (i)	—	545	1,690
Weighted average number of shares (in thousands)—diluted	734,065	734,809	737,261
Diluted earnings per share—U.S. dollars	(0.24)	0.36	0.24

(i)	Refers to the effect of potentially dilutive shares for December 31, 2018.

At December 31, 2018, there were no anti-dilutive effects.